Note 13 - Accumulated Other Comprehensive Income (Loss) - Schedule of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Balance	$ 29,023	$ 93,970	$ 93,970	$ 168,767
Amounts reclassified from accumulated other comprehensive loss, net of tax			46	77
Net other comprehensive income (loss)	(14)	469	1,289	(888)
Balance	21,924	75,966	29,023	93,970
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-Sale, Parent [Member]
Balance	10	(1,254)	(1,254)	(391)
Other comprehensive loss before reclassifications, net of tax			1,264	(940)
Amounts reclassified from accumulated other comprehensive loss, net of tax			0	77
Net other comprehensive income (loss)	(14)	490	1,264	(863)
Balance	(4)	(764)	10	(1,254)
AOCI, Market Risk Benefit, Instrument-Specific Credit Risk, Parent [Member]
Balance	0	(25)	(25)	0
Other comprehensive loss before reclassifications, net of tax			(21)	(25)
Amounts reclassified from accumulated other comprehensive loss, net of tax			46	0
Net other comprehensive income (loss)			25	(25)
Balance			0	(25)
AOCI Attributable to Parent [Member]
Balance	10	(1,279)	(1,279)	(391)
Other comprehensive loss before reclassifications, net of tax			1,243	(965)
Amounts reclassified from accumulated other comprehensive loss, net of tax			46	77
Net other comprehensive income (loss)	(14)	469	1,289	(888)
Balance	$ (4)	$ (810)	$ 10	$ (1,279)